Subsequent Events (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
The following table presents summary results of the Company’s reportable segments for the periods indicated (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Revenue:
Foundry	$44,242	$21,592	$65,730	$44,096
Biosecurity	100,376	22,044	247,293	43,637

Total revenue	144,618	43,636	313,023	87,733
Segment cost of revenue:
Biosecurity	63,911	17,110	149,343	40,810
Segment research and development expense:
Foundry	62,779	40,828	110,068	71,722
Biosecurity	443	4,374	960	27,777

Total segment research and development expense	63,222	45,202	111,028	99,499
Segment general and administrative expense:
Foundry	36,601	14,722	63,294	27,877
Biosecurity	12,409	5,084	25,644	9,619

Total segment general and administrative expense	49,010	19,806	88,938	37,496
Segment operating income (loss):
Foundry	(55,138)	(33,958)	(107,632)	(55,503)
Biosecurity	23,613	(4,524)	71,346	(34,569)

Total segment operating income (loss)	(31,525)	(38,482)	(36,286)	(90,072)

Operating expenses not allocated to segments:
Stock-based compensation (1)	607,270	14,519	1,266,305	14,637
Depreciation and amortization	9,326	6,944	18,532	12,351
Change in fair value of contingent consideration liability	(1,213)	—	300	—

Loss from operations	$(646,908)	$(59,945)	$(1,321,423)	$(117,060)

(1)
Includes $0.8 million and $7.0 million in employer payroll taxes for the three and six months ended June 30, 2022, respectively. Employer payroll taxes for the three and six months ended June 30, 2021 were not material.

The following table presents summary results of the Company’s reportable segments for the periods indicated (in thousands):

	Year ended December 31,
	2021	2020	2019
Revenue:
Foundry	$112,989	$59,221	$54,184
Biosecurity	200,848	17,436	—

Total revenue	313,837	76,657	54,184
Segment cost of revenue:
Biosecurity	129,690	15,611	—
Segment research and development expense:
Foundry	160,643	84,755	85,487
Biosecurity	31,035	62,219	—

Total segment research and development expense	191,669	146,974	85,487
Segment general and administrative expense:
Foundry	74,407	32,698	28,376
Biosecurity	31,039	4,813	—

Total segment general and administrative expense	105,446	37,511	28,376
Segment operating income (loss):
Foundry	(122,052)	(58,232)	(59,679)
Biosecurity	9,084	(65,207)	—

Total segment operating loss	(112,968)	(123,439)	(59,679)

Operating expenses not allocated to segments:
Stock-based compensation (1)	1,687,607	476	771
Depreciation and amortization	28,185	13,112	11,148
Change in fair value of contingent consideration liability	(293)	—	—

Loss from operations	$(1,828,467)	$(137,027)	$(71,598)

(1)	Includes $5.0 million in employer payroll taxes for the year ended December 31, 2021. Employer payroll taxes for the years ended December 31, 2020 and 2019 were not material.